(1) Basis of Presentation and Summary of Significant Accounting Policies: Liquidity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net cash used for operating activities	$ 29,601	$ 2,023,052
Revenue Increase Percentage	64.00%
Proceeds From Convertible Notes and Warrants		1,850,000
Line of Credit Facility, Maximum Borrowing Capacity	2,000,000
Convertible Debt Securities
Proceeds From Convertible Notes and Warrants	$ 1,850,000	$ 1,850,000